Non-current assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 55,493	$ 66,048
Switzerland
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	46,975	56,680
United Kingdom
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	6,779	8,165
United States
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 1,739	$ 1,203